Financial expenses	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Financial expenses	Financial expenses
The following table summarizes our financial expenses for the six months ended June 30, 2022 and 2021, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Interest expense, net of capitalized interest (1)	$60,300	$57,888
Write-offs of deferred financing fees and debt extinguishment costs (2)	5,784	1,326
Accretion of convertible notes	7,747	5,384
Amortization of deferred financing fees	3,483	3,689
Accretion of premiums and discounts on assumed debt	1,396	1,686
Total financial expenses	$78,710	$69,973

(1)    The increase in interest expense, net of capitalized interest, for the six months ended June 30, 2022, was primarily attributable to an increase in LIBOR rates as compared to the six months ended June 30, 2021, which was partially offset by a reduction in the average debt balance to $2.9 billion for the six months ended June 30, 2022 from $3.1 billion for the six months ended June 30, 2021. The reduction in the average debt balance was primarily due to (i) the vessels sales (and corresponding debt repayments) described in Note 4, and (ii) the repayment of $69.7 million of our Convertible Notes Due 2022 upon maturity in May 2022. LIBOR rates during the six months ended June 30, 2021 were at historically low levels given the ongoing headwinds caused by COVID-19 pandemic at the time. During the six months ended June 30, 2022, LIBOR rates began to increase as central banks around the world began raising benchmark interest rates in an effort to stem the rise in inflation.
(2)    The write-offs of deferred financing fees and debt extinguishment costs during the six months ended June 30, 2022 include (i) $3.8 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels, the repayment of debt on vessels prior to sale and the expiration of the availability period on certain facilities, (ii) $0.7 million of write-offs of the discounts related to the repayment of debt on certain vessels prior to sale, and (iii) $1.2 million of debt extinguishment costs related to the refinancing of the existing indebtedness on certain vessels and the repayment of debt of vessels prior to their sale.
The write-offs of deferred financing fees and debt extinguishment costs during the six months ended June 30, 2021 relates to the write-offs of deferred financing fees related to the refinancing of existing indebtedness.